STATUTORY RESERVES (Narrative) (Details) (CNY) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Statutory Reserves [Line Items]
Required percentage of after-tax-profit allocated to general reserve	10.00%
Required percentge of after tax profit allocated to development fund	25.00%
Provision for statutory reserve
Variable Interest Entities [Member]
Statutory Reserves [Line Items]
Provision for statutory reserve	4,341	7,043	15,931